Receivables, net and Contract assets and liabilities - Receivables, net and Allowance for doubtful accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Receivables, net and Contract assets and liabilities
Trade receivables				$ 5,970.0	$ 5,553.0
Other receivables				635.0	510.0
Allowance	$ (202.0)	$ (202.0)	$ (160.0)	(219.0)	(202.0)
Total receivables, net				6,386.0	5,861.0
Contractual retention amounts billed to customers				$ 176.0	$ 168.0
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date	62.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date	28.00%
Allowance for doubtful accounts
Balance at January 1	$ 202.0	202.0	160.0
Additions	126.0	61.0	116.0
Deductions	(93.0)	(74.0)	(64.0)
Exchange rate differences	(16.0)	13.0	(10.0)
Balance at December 31	$ 219.0	$ 202.0	$ 202.0